Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income before Income Taxes and Equity in Net Income

The income before income taxes and equity in net income of an affiliated company and income tax expense (benefit) for the years ended March 31, 2011, 2012 and 2013 consisted of the following:

	Millions of Yen
	2011	2012	2013
Income before income taxes and equity in income of an affiliated company:
Japan	¥8,756	¥31,066	¥18,385
Foreign	10,326	8,960	3,530

Total	¥19,082	¥40,026	¥21,915

Income taxes—Current:
Japan	¥5,413	¥12,538	¥8,736
Foreign	1,906	1,579	363

Total	¥7,319	¥14,117	¥9,099

Income taxes—Deferred:
Japan	¥(1,557)	¥2,574	¥21
Foreign	639	250	(647)

Total	¥(918)	¥2,824	¥(626)

Significant Components of Total Income Taxes

The significant components of total income taxes for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	2011	2012	2013
Income taxes on continuing operations before equity in net income (loss) of an affiliated company and net income attributable to the noncontrolling interest	¥6,401	¥16,941	¥8,473
Equity in net income (loss) of an affiliated company	(6)	22	22
Income tax expense (benefit) reported in other comprehensive income related to:
Net unrealized gains (losses) on available-for-sale securities	(33)	(0)	44
Foreign currency translation adjustment	—	43	16
Pension liability adjustment	(122)	196	2

Total income taxes	¥6,240	¥17,202	¥8,557

Reconciliations of Differences between Statutory Income Tax Rates and Effective Income Tax Rates

Reconciliations of the differences between the statutory income tax rates and the effective income tax rates are as follows:

	2011	2012	2013
Statutory income tax rate	40.9%	40.9%	38.0%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.8	1.0	1.3
Non-taxable income	(0.1)	(0.1)	(0.1)
Change in valuation allowance	1.5	(1.7)	(2.4)
Dividend of overseas subsidiaries	0.7	0.4	0.3
Adjustment of estimated income tax accruals	1.4	(0.5)	0.4
Unrecognized tax benefits	(4.3)	0.0	2.2
Tax credit, principally research	(5.4)	(1.1)	(1.2)
Effect of tax rate changes	—	3.0	—
Other, net	(2.9)	0.4	0.2

Effective income tax rate	33.6%	42.3%	38.7%

Effects of Temporary Differences That Give Rise to Deferred Tax Assets and Liabilities

The effects of temporary differences that give rise to deferred tax assets and liabilities at March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Deferred tax assets:
Accrued enterprise taxes	¥1,091	¥665
Accrued expenses	3,210	3,814
Accrued pension and severance costs	813	548
Allowance for doubtful accounts	224	343
Inventories	15,733	15,377
Net operating loss carryforwards	14,401	14,440
Property and equipment basis differences	3,596	3,697
Asset retirement obligations	1,314	1,236
Deferred revenue	767	414
Investments in affiliate	1,354	1,335
Other	2,294	2,706

Gross deferred tax assets	44,797	44,575
Less valuation allowance	(10,330)	(9,487)

Total deferred tax assets	34,467	35,088
Deferred tax liabilities:
Intangible assets	(14,809)	(14,634)
Investments in subsidiaries	(1,123)	(1,139)
Other	(1,479)	(1,486)

Gross deferred tax liabilities	(17,411)	(17,259)

Net deferred tax assets	¥17,056	¥17,829

Net Deferred Tax Assets Included in Consolidated Balance Sheets

Net deferred tax assets were included in the accompanying consolidated balance sheets as follows:

	Millions of Yen
	2012	2013
Current assets:
Deferred income taxes, net	¥20,503	¥20,749
Investments and other assets:
Deferred income taxes, net	976	1,875
Current liabilities:
Other current liabilities, net	(399)	(371)
Long-term liabilities:
Deferred income taxes, net	(4,024)	(4,424)

Net deferred tax assets	¥17,056	¥17,829

Summary of Operating Loss Carryforwards

At March 31, 2013, KONAMI had operating loss carryforwards aggregating approximately ¥46,654 million, which will expire as follows:

Millions of Yen
Year ending March 31
2014	¥5,058
2015	5,664
2018	9,443
2019	12,244
2020	3,122
2021	8,764
2022 and thereafter	2,359

Total	¥46,654

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Millions of Yen
	2011	2012	2013
Balance at beginning of year	¥706	—	¥1,006
Additions for tax positions of prior years	—	¥1,006	2,331
Settlements with taxing authorities	¥(706)	—	¥(3,337)

Balance at end of year	—	¥1,006	—